Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital , Reserves, Other Equity Interest, Share-Based Payment Arrangements And Earnings Per Share [Abstract]
Schedule of Issued and Outstanding Options Price
A continuity of the issued and outstanding options is as follows:

	Year Ended December 31,
	2024		2023
	Number of Stock Options	Weighted Average Exercise Price (CAD)	Number of Stock Options	Weighted Average Exercise Price (CAD)
Outstanding stock options, beginning of year	1,886,325	$19.03	2,781,074	$15.49
Issued	473,365	21.00	525,138	18.00
Exercised	(551,818)	20.57	(1,333,199)	11.28
Forfeited	(73,265)	19.13	(86,688)	18.59
Outstanding stock options, end of year	1,734,607	$19.07	1,886,325	$19.03

Schedule of Number and Weighted Average Remaining Life of Stock Options
As at December 31, 2024, the following stock options were outstanding:

Weighted Average Exercise Prices	Number of Stock Options	Vested and Exercisable Number of Stock Options	Weighted Average Remaining Life in Years
$10.01 to $20.00 CAD	1,226,780	837,707	2.80
$20.01 to $25.35 CAD	507,827	66,838	4.60
$19.07 CAD ($13.25 USD)	1,734,607	904,545	3.33

Weighted Average Inputs in Fair Value Measurement of Stock Options
The fair value of options granted was determined using the Black-Scholes option pricing model. The weighted average inputs used in the measurement of fair values at grant date of the options are the following:

	Year Ended December 31,
	2024	2023
Expected term (years)	3.4	3.2
Forfeiture rate	—%	—%
Volatility	51%	54%
Dividend yield	—%	—%
Risk-free interest rate	2.90%	3.99%
Weighted-average fair value per option	$5.90	$6.38

Schedule of PSUs, RSUs, DSUs, RSUs Issued and Outstanding
The continuity of PSUs issued and outstanding is as follows:

	Year Ended December 31,
	2024	2023
Outstanding balance, beginning of year	967,921	881,788
Issued	357,792	437,204
Settled	(249,694)	(238,881)
Forfeited	(61,514)	(112,190)
Outstanding balance, end of year	1,014,505	967,921
The continuity of DSUs issued and outstanding is as follows:

	Year ended December 31,
	2024	2023
Outstanding balance, beginning of year	307,312	219,961
Issued	67,006	87,351
Settled	(49,207)	—
Outstanding balance, end of year	325,111	307,312
The continuity of RSUs issued and outstanding is as follows:

	Year ended December 31,
	2024	2023
Outstanding balance, beginning of year	340,570	263,202
Issued	163,904	203,537
Settled	(162,996)	(95,456)
Forfeited	(13,298)	(30,713)
Outstanding balance, end of year	328,180	340,570

Share-based Compensation Expense Associated With Each Component

	Year ended December 31,
	2024	2023
Stock options	$2,739	$1,574
Performance share unit plan	3,605	4,093
Deferred share unit plan	1,086	1,756
Restricted share unit plan	2,553	1,795
Share-based compensation(1)	$9,983	$9,218

Schedule of Net Income per Share
(f)     Net (Loss) Income per Share

	Year ended December 31,
	2024	2023
Weighted average number of common shares outstanding	103,106,305	94,111,548
Dilutive effects of:
Stock options	—	444,216
Share units	—	340,570
Weighted average number of diluted common shares outstanding(1)	103,106,305	94,896,334

Net (loss) income attributable to owners of the Company	$(68,475)	$92,804
Basic net (loss) income per share	$(0.66)	$0.99
Diluted net (loss) income per share	$(0.66)	$0.98